RISK MANAGEMENT - Disclosure Of Detailed Information About Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
US Dollar
Disclosure Of Credit Risk Exposure [Line Items]
Risk exposure associated with instruments sharing characteristic	$ (66,581)	$ (84,031)
Average gains loss on basis of movements in non-functional currency to functional currency	6,728	8,488
British Pound Sterling
Disclosure Of Credit Risk Exposure [Line Items]
Risk exposure associated with instruments sharing characteristic	(882)	6,390
Average gains loss on basis of movements in non-functional currency to functional currency	89	742
Euro
Disclosure Of Credit Risk Exposure [Line Items]
Risk exposure associated with instruments sharing characteristic	(7,371)	(5,663)
Average gains loss on basis of movements in non-functional currency to functional currency	$ 745	$ 574